Retirement Benefit Schemes - Schedule of Movements in Scheme Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Present value ending balance	£ 13,370	£ 12,861
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value ending balance	12,572	12,032
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value ending balance	798	829
Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	12,861	12,423
Differences on exchange	(129)	(373)
Current service costs	74	96
Past service cost/(credit) & settlements	(58)	7
Interest on scheme liabilities	327	425
Contributions by scheme members	1
Benefits paid	(795)	(806)
Actuarial losses/(gains) arising from changes in demographic assumptions	19	(94)
Actuarial losses/(gains)arising from changes in financial assumptions	1,091	1,175
Experience gains	(21)	8
Present value ending balance	13,370	12,861
Liabilities [Member] | Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	12,032	11,562
Differences on exchange	(106)	(343)
Current service costs	72	94
Past service cost/(credit) & settlements	(58)	7
Interest on scheme liabilities	300	391
Contributions by scheme members	1
Benefits paid	(737)	(743)
Actuarial losses/(gains) arising from changes in demographic assumptions	26	(84)
Actuarial losses/(gains)arising from changes in financial assumptions	1,032	1,105
Experience gains	10	43
Present value ending balance	12,572	12,032
Liabilities [Member] | Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value beginning balance	829	861
Differences on exchange	(23)	(30)
Current service costs	2	2
Interest on scheme liabilities	27	34
Benefits paid	(58)	(63)
Actuarial losses/(gains) arising from changes in demographic assumptions	(7)	(10)
Actuarial losses/(gains)arising from changes in financial assumptions	59	70
Experience gains	(31)	(35)
Present value ending balance	£ 798	£ 829